Investment Properties (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Investment Properties
For the year ended December
 31, 2020

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2020	$35,965	$7,710,369	$6,567,792	$14,314,126
Additions	—	6,352	—	6,352
Disposals	—	(1,902)	—	(1,902)
Reclassifi c ation	—	(3,884)	46,201	42,317
Effects of foreign currency exchange differences	—	111,870	124,920	236,790

Balance at December 31, 2020	$35,965	$7,822,805	$6,738,913	$14,597,683

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Accumulated depreciation

Balance at January 1, 2020	$—	$972,571	$487,484	$1,460,055
Depreciation expenses	—	353,048	209,212	562,260
Disposals	—	(1,293)	—	(1,293)
Reclassification	—	(1,498)	10,617	9,119
Effects of foreign currency exchange differences	—	19,639	9,820	29,459

Balance at December 31, 2020	$—	$1,342,467	$717,133	$2,059,600

Carrying amount at December 31, 2020	$35,965	$6,480,338	$6,021,780	$12,538,083

For the year ended December
 31, 2021

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2021	$35,965	$7,822,805	$6,738,913	$14,597,683
Disposals	—	(5,350)	—	(5,350)
Disposal of subsidiaries (Note 30)	—	(1,290,187)	(87,412)	(1,377,599)
Reclassification (Note 12)	(393)	9,818,133	3,398,139	13,215,879
Effects of foreign currency exchange differences	—	30,697	(6,962)	23,735

Balance at December 31, 2021	$35,572	$16,376,098	$10,042,678	$26,454,348

Accumulated depreciation

Balance at January 1, 2021	$—	$1,342,467	$717,133	$2,059,600
Depreciation expenses	—	482,625	268,422	751,047
Disposals	—	(3,671)	—	(3,671)
Disposal of subsidiaries (Note 30)	—	(570,403)	(19,946)	(590,349)
Reclassification	—	2,014,201	78,914	2,093,115
Effects of foreign currency e x change differences	—	6,927	(7,108)	(181)

Balance at December 31, 2021	$—	$3,272,146	$1,037,415	$4,309,561

Carrying amount at December 31, 2021	$35,572	$13,103,952	$9,005,263	$22,144,787

For the year ended December 31, 2022

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2022	$35,572	$16,376,098	$10,042,678	$26,454,348
Additions	—	114,786	—	114,786
Disposals	—	(9,770)	—	(9,770)
Reclassification	—	39,158	(10,314)	28,844
Effects of foreign currency exchan g e differences	—	237,171	143,516	380,687

Balance at December 31, 2022	$35,572	$16,757,443	$10,175,880	$26,968,895

Accumulated depreciation

Balance at January 1, 2022	$—	$3,272,146	$1,037,415	$4,309,561
Depreciation expenses	—	779,431	327,583	1,107,014
Disposals	—	(8,354)	—	(8,354)
Reclassification	—	(198,631)	(12,186)	(210,817)
Effects of foreign currency exchange differences	—	23,515	18,884	42,399

Balance at December 31, 2022	$—	$3,868,107	$1,371,696	$5,239,803

Carrying amount at December 31, 2022	$35,572	$12,889,336	$8,804,184	$21,729,092

	Land	Buildings and Improvements	Right-of-use Assets	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2022	$1,158	$532,903	$326,804	$860,865
Additions	—	3,735	—	3,735
Disposals	—	(318)	—	(318)
Reclassification	—	1,274	(336)	938
Effects of foreign currency exchange differences	—	7,718	4,670	12,388

Balance at December 31, 2022	$1,158	$545,312	$331,138	$877,608

Accumulated depreciation

Balance at January 1, 2022	$—	$106,481	$33,759	$140,240
Depreciation expenses	—	25,364	10,660	36,024
Disposals	—	(272)	—	(272)
Reclassification	—	(6,464)	(397)	(6,861)
Effects of foreign currency exchange differences	—	765	615	1,380

Balance at December 31, 2022	$—	$125,874	$44,637	$170,511

Carrying amount at December 31, 2022	$1,158	$419,438	$286,501	$707,097

Summary of Maturity analysis of Operating Lease Payments
The maturity analysis of lease payments receivable under operating leases of investment properties was as follows:

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Year 1	$1,693,659	$1,683,010	$54,768
Year 2	1,405,450	1,380,058	44,909
Year 3	1,210,891	1,119,779	36,439
Year 4	1,019,498	990,867	32,244
Year 5	929,609	808,851	26,321
Year 6 onwards	3,241,525	2,492,305	81,103

	$9,500,632	$8,474,870	$275,784

Summary of Investment Properties, Useful Lives	The investment properties were depreciated on a straight-line basis over the following useful lives:

Main buildings	10-40 years
Right-of-use assets	10-50 years

Summary of Investment Properties, Fair Value	The fair value of the investment properties was as follows:

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Fair value	$36,158,216	$36,869,289	$1,199,782